Revenues - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 20,138,000	$ 19,057,000
Revenue recognized	15,700,000
Remaining performance obligations	93,400,000
Expected remaining performance obligations recognized during next 12 months	62,700,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	14,700,000
Expected remaining performance obligations recognized remainder thereafter	16,000,000.0
Deferred sales commissions	$ 9,900,000	$ 10,300,000